RELATED PARTY TRANSACTIONS (Details - Related Party Balances) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due to related parties	$ 4,118,597	$ 3,311,732
Porta Capital [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	1,051,220	1,068,099
Bru Haas B [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	2,300,518	1,695,698
Bru Haas [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	107,977	80,381
Veo Edge Technology Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	0	(6,055)
Clicque [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	(9,074)	(162,361)
Directors [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	253,142	221,156
Leet HK [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	$ 414,814	$ 414,814